Investment Property (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Changes in Investment Property
The changes in investment property (including in “Other
non-financial
assets” – see note 18) during the fiscal years ended on December 31, 2020 and 2019 are as follow:

	12/31/2020
Item	Original Value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year (1)
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Rented properties	220,218	50	1		33,694		2,461	36,155	184,064
Other investment properties	838,983	50	70,201	62,302	38,833	9	11,946	50,770	796,112

Total investment properties (2)	1,059,201		70,202	62,302	72,527	9	14,407	86,925	980,176

	12/31/2019
Item	Original Value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Rented properties	220,215	50	4	1	31,233	1	2,462	33,694	186,524
Other investment properties	729,432	50	433,937	324,386	28,680		10,153	38,833	800,150

Total investment properties (3)	949,647		433,941	324,387	59,913	1	12,615	72,527	986,674

(1)	The amounts disclosed do not differ significantly from the fair value.
(2)	During the fiscal year 2020, this item observed transfers to and from property, plant and equipment.
(3)	During the fiscal year 2019, this item observed transfers to and from property, plant and equipment and/or non-current assets held for sale.